INVESTMENTS IN ASSOCIATES - Aggregate balances of investments (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Disclosure of Associates and Joint Ventures [Line Items]
Total assets	$ 10,973		$ 10,973		$ 10,178
Total liabilities	(11,737)		(11,737)		(10,539)
Revenues	538	$ 479	1,035	$ 940
Total net income for the period	(154)	842	(349)	626
Share of earnings (losses) from investments in associates	3	2	4	(4)	4
Acquisition-related costs for transaction			105
Associates And Joint Ventures
Disclosure of Associates and Joint Ventures [Line Items]
Total assets	13,384		13,384		13,541
Total liabilities	(8,001)		(8,001)		(8,018)
Net assets	5,383		5,383		$ 5,523
Revenues	391	361	721	521
Total net income for the period	$ 33	$ 36	$ 52	$ (52)